SEGMENT INFORMATION (Q2) (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) Segment	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
SEGMENT INFORMATION
Number of operating segments | Segment	1
SEGMENT INFORMATION
Revenue	$ 166,403	$ 179,619	$ 333,342	$ 394,661	$ 186,387
Non-current assets	285,836		262,285		208,142
Singapore
SEGMENT INFORMATION
Revenue	12,073	5,167	27,591	79,537	90,808
Non-current assets	48,599		46,306		7,481
Asia Excluding Singapore
SEGMENT INFORMATION
Revenue	47,458	97,630	136,901	211,805	57,146
Non-current assets	21,996
North America
SEGMENT INFORMATION
Revenue	100,118	59,658	141,174	75,559	24,063
Non-current assets	167,035		170,439		181,864
Europe
SEGMENT INFORMATION
Revenue	5,194	11,251	19,075	15,487	7,755
Non-current assets	48,206		45,540		18,797
Other Countries
SEGMENT INFORMATION
Revenue	$ 1,560	$ 5,913	$ 8,601	$ 12,273	$ 6,615